Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Cash Flows from Operating Activities:
Net Income (loss)	$ (10)	$ (31)	$ 2	$ (299)	$ (113)
Adjustments to reconcile net cash from operating activities:
Depreciation	60	61	246	238	210
Amortization of intangibles	27	28	109	106	107
Non-cash interest expense	5	5	24	21	31
Write-off of deferred financing fees and loss on extinguishment of debt				68	1
Deferred income tax expense (benefit)	(5)	(18)	1	(51)	(52)
Loss on disposal and impairment of assets		21
Non-cash gain on debt repurchase	16		(1)	(4)	(13)
Deferred income taxes			1	(51)	(52)
Impairment of long-lived assets and goodwill		19	20	200	19
Other non-cash expense (income)	5		6	(3)	(14)
Changes in operating assets and liabilities:
Accounts receivable, net	61	80	95	(11)	(41)
Inventories	(14)	48	37	59	(118)
Prepaid expenses and other assets	12	(7)	(7)	25	12
Accounts payable and other liabilities	(70)	(98)	(53)	(22)	83
Net cash from operating activities	87	89	479	327	112
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(45)	(45)	(230)	(160)	(223)
Proceeds from disposal of assets	2	8	30	5	29
Acquisition of businesses, net of cash acquired	(20)		(55)	(368)	(658)
Net cash flow from investing activities	(63)	(37)	(255)	(523)	(852)
Cash Flows from Financing Activities:
Proceeds from long-term borrowings	1		2	995	1,097
Purchase of common stock			(6)	(2)	(3)
Repayment of long-term debt	(522)	(65)	(175)	(880)	(178)
Debt financing costs				(23)	(38)
Proceeds from issuance of common stock	4
Proceeds from initial public offering	438
Net cash from financing activities	(79)	(65)	(179)	90	878
Effect of currency translation on cash
Net increase (decrease) in cash and cash equivalents	(55)	(13)	45	(106)	138
Cash and cash equivalents at beginning of period	87	42	42	148	10
Cash and cash equivalents at end of period	$ 32	$ 29	$ 87	$ 42	$ 148